SUBSEQUENT EVENTS	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

Revolving Credit Note

On January 31, 2013, we issued a Multiple Advance Revolving Credit Note (the “Note”) to Plato and Associates, LLC, a Missouri limited liability company (“Plato”). The Note allows us to draw down funding up to the $10 million maximum principal amount, at a stated interest rate of 6% per annum (the “Stated Interest Rate”). Plato may make advances to us from time to time under the Note at our request, which advances will be of a revolving nature and may be made, repaid, and made from time to time. Interest payments shall be due and payable on the tenth day following the end of each calendar quarter in which any interest is accrued and unpaid, commencing on April 10, 2013, and the principal balance outstanding under the Note, together with all accrued interest and other amounts payable under the Note, if any, will be due and payable on February 24, 2014. The default interest rate under the Note will be a per annum rate equal to the Stated Interest Rate plus eight percentage points (the “Default Interest Rate”), and the principal amount outstanding under the Note shall bear interest at the Default Interest Rate upon the occurrence of an event of default as specified in the Note, including, our nonpayment of amounts due under the Note or our failure to comply with any provision of the Note, among others.

As additional consideration for the Note, we issued Plato a warrant to purchase 1,250,000 shares of our Common Stock at an exercise price $3.20 per share (the “Warrant”). The Warrant will vest and become exercisable on October 31, 2013 and may be exercised any time after that date prior to the January 31, 2019 expiration date of the Warrant. These Warrants, with a fair value of approximately $1.7 million, were valued on the date of the grant using a term of six years; a volatility of 44.29%; risk free rate of 0.88%; and a dividend yield of 0%. As of March 7, 2013 we had drawn $200,000 from this Note.

March 2013 Prospectus Supplement

On March 7, 2013 we filed a Prospectus Supplement for an underwritten public offering of our common stock with anticipated gross proceeds of $50 million. The securities being offered by us are pursuant to a shelf registration statement previously filed with the Securities and Exchange Commission (the “SEC”) on January 25, 2013, which the SEC declared effective on February 5, 2013. We intend to use the proceeds of the offering for general corporate purposes, including funding our Phase 3 clinical trials for our proposed hormone therapy products. Jefferies LLC is acting as sole book-running manager for the offering, and Noble Financial Capital Markets is acting as co-manager for the offering.

NOTE O – SUBSEQUENT EVENTS

Formation of New Subsidiary

On January 10, 2012, the Company formed a new wholly owned subsidiary, BocagreenMD, Inc., a Nevada corporation, for the purpose of selling certain of its products to select markets.

Issuance of Promissory Notes

Between January 2012 and February 10, 2012, the Company issued Promissory Notes for an aggregate of $700,000 (the “Notes”).  The Notes bore interest at a rate of six (6%) per annum and were due on March 1, 2012.  The Notes were repaid on February 24, 2012 through the issuance of Secured Promissory Notes as outlined below.

Issuance of Secured Promissory Notes

On February 24, 2012, TherapeuticsMD, Inc. (the “Company”) sold and issued Secured Promissory Notes (the “Notes”) to Steven G. Johnson (“Johnson”) and Plato & Associates, LLC (“Plato”) in the principal base amount of $1,358,014 and $1,357,110 respectively (the “Principal Base Amount(s)”) pursuant to the terms of that certain Note Purchase Agreement (the “Note Purchase Agreement”) of even date therewith.  As consideration for the Notes, Johnson and Plato surrendered certain promissory notes  previously issued by the Company in the aggregate amount of $858,014 and $857,110 respectively (which sums include principle and interest through February 24, 2011) (collectively known as the “Prior Notes”).  As a result of the foregoing the Company received an aggregate of $1,000,000 of new funding from Johnson and Plato.  On March 23, 2012, each of Johnson and Plato loaned the Company an additional $500,000 under the Notes for an aggregate of $1,000,000.

The Principal Base Amount of each Note, plus any and all additional advances made to the Company thereafter (the “Aggregated Principal Amount”), together with accrued interest at the annual rate of six percent (6%), is due in one lump sum payment twenty-four (24) months from the date of issuance of the Notes (the “Maturity Date”).  As security for the Company’s obligations under the Note Purchase Agreement and the Notes, the Company entered into a Security Agreement of even date therewith and pledged all of its assets, tangible and intangible, as further described therein.

As an inducement for the Purchasers to lend additional funds to the Company as outlined therein on Schedule I to the Note Purchase Agreement, and for the Purchaser’s leniency to, in essence, extend the maturity date of the Prior Notes for an additional twenty-four month period, the Purchasers, and/or assigns, received Company Warrant(s) to purchase an aggregate of 9,000,000 Shares.  The Company Warrant(s) shall terminate on the date that is five (5) years from the date of the issuance of the Notes and shall have an exercise price of $0.38 per share.  The Company is currently evaluating and quantifying the affect of the issuance of the Company Warrants on its financial statements.

Extension and/or Payment of Promissory Notes

As previously mentioned herein, on June 1, 2011, VitaMed Promissory Notes in the aggregate of $500,000.  The due date for three of the VitaMed Promissory Notes in the aggregate of $150,000 had previously been extended to March 1, 2012.  Two of the VitaMed Promissory Notes were further extended to April 14, 2012 and the other was further extended to June 1, 2012.

In November and December, 2011, the Company sold six-percent Promissory Notes for an aggregate of $800,000 with due dates of March 1, 2012.  As mentioned hereinabove, these Notes were paid in full on February 24, 2011 through the issuance of Secured Promissory Notes to Johnson and Plato.

In December 2011, the Company sold four-percent Promissory Notes for an aggregate of $100,000 with due dates of March 1, 2012.  These Notes were further extended by mutual agreement to April 14, 2012.

As previously mentioned herein, the Bank LOC in the principle amount of $300,000 was extended until March 1, 2013.

Approval of 2012 Stock Incentive Plan

On February 23, 2012, the Company’s Board of Directors adopted the 2012 Stock Incentive Plan, a non-qualified plan not requiring approval by the Company’s shareholders (“2012 SOP”).  There are 10,000,000 shares authorized for issuance thereunder.  No shares have been issued under the 2012 SOP.

Election of Additional Directors

On February 29, 2012, the Company’s Board of Directors elected four additional individuals to serve as members of its Board of Directors, including: Samuel A. Greco, Cooper Collins, Robert V. LaPenta, Jr. and Nicholas Segal.

Issuance of Company Options

On February 27, 2012, the Company issued Company Options to Robert G. Finizio and John Milligan, officers and directors of the Company.  The ten-year Company Options are for 300,000 shares each and have an exercise price of $2.20 per share.  The Company Options vest in full on February 27, 2013.

Approval of Committee Charters and Committee Appointments

On February 29, 2012, the Company’s Board of Directors (i) approved charters for each of the Audit Committee, Compensation Committee and Corporate Governance Committee, (ii) appointed members to each committee and (iii) named a Chair of each committee.

Members of the Audit Committee include Robert V. LaPenta, Jr., Samuel A. Greco and Nicholas Segal.  Mr. LaPenta, Jr. will serve as Chair.

Members of the Compensation Committee include Cooper Collins, Robert G. Finizio and Nicholas Segal.  Mr. Collins will serve as Chair.

Members of the Corporate Governance Committee include John C.K. Milligan, IV, Brian Bernick and Robert LaPenta, Jr.  Mr. Milligan will serve as Chair.

Release of First Prescription Product

On March 1, 2012, the Company launched its first prescription prenatal vitamin, vitaMedMD™ Plus Rx, a single-dose product containing one prenatal vitamin tablet and one life’s DHA™ capsule.

Cancelation of Options

Between January 1, 2012 and March 24, 2011, Company Options for an aggregate of 5,000 shares were canceled due to expiration of the Company Option or termination of the employee.